Share Capital (Details) - Schedule of the number of options granted to non- employees under the option plan - Non-Employees [Member]	6 Months Ended
Jun. 30, 2022 $ / shares shares
Share Capital (Details) - Schedule of the number of options granted to non- employees under the option plan [Line Items]
Number of options, Options outstanding at the beginning of the period | shares	15,416
Weighted average exercise price, Options outstanding at the beginning of the period | $ / shares	$ 16.04
Number of options, Granted | shares
Weighted average exercise price, Granted | $ / shares
Number of options, Exercised | shares
Weighted average exercise price, Exercised | $ / shares
Number of options,Forfeited or expired | shares
Weighted average exercise price, Forfeited or expired | $ / shares
Number of options, Options outstanding at the end of the year | shares	15,416
Weighted average exercise price, Options outstanding at the end of the year | $ / shares	$ 16.04
Number of options, Options exercisable at the end of the year | shares	9,141
Weighted average exercise price, Options exercisable at the end of the year | $ / shares	$ 9.64